SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of computation of basic and diluted loss per ordinary share

	Three Months Ended	Six Months Ended
	June 30,	June 30,
	2020	2020
Net loss	$(277,902)	$(277,902)
Less: Income attributable to ordinary shares subject to possible redemption	(24,771)	(24,771)
Adjusted net loss	$(302,673)	$(302,673)

Weighted average shares outstanding, basic and diluted	11,111,082	9,066,530

Basic and diluted net loss per ordinary share	$(0.03)	$(0.03)